UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-10123

The North Country Funds
(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD	20850
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	11/30

Date of reporting period:	5/31/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

North Country Large Cap Equity Fund

(NCEGX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Country Large Cap Equity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.northcountryfunds.com. You can also request this information by contacting us at (888) 350-2990.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$50	1.02%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund underperformed its benchmark over the six-month period ending May 31, 2025. The Fund returned -4.35% while the S&P 500 Total Return Index returned -1.35% for the period. Market volatility rose in late January on news that Chinese startup DeepSeek released an open-source large language model that claimed to have much lower computing costs than rival products. The announcement called into question the revenue assumptions for a number of our portfolio companies, resulting in losses for the Fund’s AI-related positions.

Markets staged a remarkable recovery in May after the increased volatility from the April 2nd tariff announcement, and many large companies reiterated their commitment to capital expenditures, especially in the area of artificial intelligence. We will continue to run a low-turnover, high conviction portfolio that highlights firms with best earnings prospects as AI continues to change the corporate and cultural landscape.

Of course, the uptick in May and June doesn’t guarantee that the rest of 2025 will continue to be as friendly to investors. But the environment has gotten more positive. Earnings are up, inflation is trending toward the 2% goal set by the Federal Reserve, and Israel-Iran tensions seem to be waning. As always, we will continue to remain vigilant and will make portfolio adjustments when necessary.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Country Large Cap Equity Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,535
$31,352
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	North Country Large Cap Equity Fund	S&P 500® Index
May-2015	$10,000	$10,000
May-2016	$10,004	$10,172
May-2017	$11,684	$11,948
May-2018	$13,872	$13,667
May-2019	$13,985	$14,184
May-2020	$16,649	$16,005
May-2021	$22,467	$22,458
May-2022	$21,290	$22,391
May-2023	$21,676	$23,045
May-2024	$28,040	$29,540
May-2025	$31,352	$33,535

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
North Country Large Cap Equity Fund	-4.35%	11.81%	13.49%	12.11%
S&P 500® Index	-1.35%	13.52%	15.94%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$120,250,336
  Number of Portfolio Holdings63
  Advisory Fee (net of waivers)$422,876
  Portfolio Turnover1%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

What did the Fund invest in?

Industry Weighting (% of net assets)

Technology
29.4%
Financials
15.5%
Consumer Discretionary
11.1%
Health Care
10.5%
Communications
8.6%
Industrials
8.0%
Consumer Staples
6.8%
Energy
3.2%
Real Estate
2.7%
Materials
1.9%
Utilities
1.4%
Money Market Funds
0.7%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.7%
Utilities	1.4%
Materials	1.9%
Real Estate	2.7%
Energy	3.2%
Consumer Staples	6.8%
Industrials	8.0%
Communications	8.6%
Health Care	10.5%
Consumer Discretionary	11.1%
Financials	15.5%
Technology	29.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	7.8%
NVIDIA Corporation	7.4%
Apple, Inc.	6.7%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	4.0%
Meta Platforms, Inc., Class A	2.9%
JPMorgan Chase & Company	2.8%
Home Depot, Inc. (The)	2.4%
Walmart, Inc.	2.3%
Salesforce, Inc.	2.2%

North Country Large Cap Equity Fund (NCEGX)

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.northcountryfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-NCEGX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

The North Country Funds

Large Cap Equity Fund

Semi-Annual Financial Statements and
Additional Information
May 31, 2025
Investment Adviser
Advisors Preferred LLC
1145 Research Blvd, Suite 530
Rockville, MD 20850

Administrator and Fund Accountant Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Investor Information: (888) 350-2990	This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The North Country Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1%
	ASSET MANAGEMENT - 3.3%
2,200	Blackrock, Inc.	$2,155,758
15,000	KKR & Company, Inc.	1,821,900
		3,977,658
	AUTOMOTIVE - 1.2%
4,200	Tesla, Inc.(a)	1,455,132

	BANKING - 4.8%
55,500	Bank of America Corporation	2,449,215
12,500	JPMorgan Chase & Company	3,300,000
		5,749,215
	BEVERAGES - 0.8%
7,000	PepsiCo, Inc.	920,150

	BIOTECH & PHARMA - 5.3%
4,700	Amgen, Inc.	1,354,446
3,400	Eli Lilly & Company	2,508,078
9,500	Johnson & Johnson	1,474,495
2,200	Vertex Pharmaceuticals, Inc.(a)	972,510
		6,309,529
	CHEMICALS - 1.6%
2,700	Air Products and Chemicals, Inc.	753,057
1,500	Ecolab, Inc.	398,430
2,150	Sherwin-Williams Company	771,442
		1,922,929
	COMMERCIAL SUPPORT SERVICES - 1.6%
8,000	Waste Management, Inc.	1,927,760

	CONSTRUCTION MATERIALS - 0.2%
1,100	Vulcan Materials Company	291,577

	DATA CENTER REIT - 1.8%
12,300	Digital Realty Trust, Inc.	2,109,695

The accompanying notes are an integral part of these financial statements.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.7%
9,000	Honeywell International, Inc.	$2,040,030

	E-COMMERCE DISCRETIONARY - 4.3%
25,300	Amazon.com, Inc.(a)	5,186,753

	ELECTRIC UTILITIES - 1.0%
5,500	NextEra Energy, Inc.	388,520
9,150	Southern Company	823,500
		1,212,020
	ELECTRICAL EQUIPMENT - 1.9%
26,000	Amphenol Corporation, Class A	2,338,180

	FOOD - 0.4%
2,600	Hershey Company	417,794

	GAS & WATER UTILITIES - 0.4%
3,000	American Water Works Company, Inc.	428,910

	HEALTH CARE FACILITIES & SERVICES - 0.8%
3,200	UnitedHealth Group, Inc.	966,112

	HOME CONSTRUCTION - 1.4%
27,500	Masco Corporation	1,716,550

	HOTEL OWNERS & DEVELOPERS - 0.0%(b)
1,650	Millrose Properties, Inc.(a)	45,986

	HOUSEHOLD PRODUCTS - 1.7%
12,125	Procter & Gamble Company	2,059,916

	INFRASTRUCTURE REIT - 0.4%
2,350	American Tower Corporation, Class A	504,428

The accompanying notes are an integral part of these financial statements.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 4.2%
2,600	Goldman Sachs Group, Inc.	$1,561,170
11,350	Intercontinental Exchange, Inc.	2,040,730
11,300	Morgan Stanley	1,446,739
		5,048,639
	INSURANCE - 2.1%
5,100	Berkshire Hathaway, Inc., Class B(a)	2,570,196

	INTERNET MEDIA & SERVICES - 8.6%
27,800	Alphabet, Inc., Class A	4,774,372
5,500	Meta Platforms, Inc., Class A	3,561,195
1,700	Netflix, Inc.(a)	2,052,291
		10,387,858
	LEISURE FACILITIES & SERVICES - 0.7%
2,600	McDonald’s Corporation	816,010

	MACHINERY - 2.8%
6,300	Caterpillar, Inc.	2,192,589
14,300	Ingersoll Rand, Inc.	1,167,452
		3,360,041

	MEDICAL EQUIPMENT & DEVICES - 4.5%
13,000	Abbott Laboratories	1,736,540
3,800	Danaher Corporation	721,620
4,300	Stryker Corporation	1,645,352
3,100	Thermo Fisher Scientific, Inc.	1,248,742
		5,352,254
	OIL & GAS PRODUCERS - 3.2%
6,600	Chevron Corporation	902,220
8,200	Exxon Mobil Corporation	838,860
34,400	Williams Companies, Inc.	2,081,544
		3,822,624
	RETAIL - CONSUMER STAPLES - 3.5%
1,400	Costco Wholesale Corporation	1,456,252
28,200	Walmart, Inc.	2,783,904
		4,240,156

The accompanying notes are an integral part of these financial statements.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	RETAIL - DISCRETIONARY - 3.5%
7,800	Home Depot, Inc.	$2,872,662
10,600	TJX Companies, Inc.	1,345,140
		4,217,802
	SELF-STORAGE REIT - 0.5%
1,900	Public Storage	585,979

	SEMICONDUCTORS – 7.4%
66,000	NVIDIA Corporation	8,918,580

	SOFTWARE - 13.5%
4,400	Adobe, Inc.(a)	1,826,396
20,350	Microsoft Corporation	9,368,326
11,000	Oracle Corporation	1,820,830
3,200	Palo Alto Networks, Inc.(a)	615,744
9,900	Salesforce, Inc.	2,627,163
		16,258,459
	SPECIALTY FINANCE - 1.1%
6,800	Capital One Financial Corporation	1,286,220

	TECHNOLOGY HARDWARE - 6.7%
40,200	Apple, Inc.	8,074,170

	TECHNOLOGY SERVICES - 1.7%
5,700	Visa, Inc., Class A	2,081,582

	WHOLESALE - CONSUMER STAPLES - 0.5%
7,500	Sysco Corporation	547,500

	TOTAL COMMON STOCKS (Cost $33,690,925)	119,148,394

The accompanying notes are an integral part of these financial statements.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
889,971	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class 4.18% (Cost $889,971)(c)	$889,971

	TOTAL INVESTMENTS - 99.8% (Cost $34,580,896)	$120,038,365
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	211,971
	NET ASSETS - 100.0%	$120,250,336

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
30	CBOT 10 Year US Treasury Note	09/22/2025	$3,322,500	$6,093
2	CME E-Mini Standard & Poor’s 500 Index	06/23/2025	591,600	90,063
	TOTAL FUTURES CONTRACTS			$96,156

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven-day effective yield as of May 31, 2025.

The accompanying notes are an integral part of these financial statements.

THE NORTH COUNTRY FUNDS

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2025

Large Cap
Equity Fund
ASSETS:
Investments in securities, at fair value (Cost $ 34,580,896)	$120,038,365
Dividends and interest receivable	122,753
Deposit with broker for futures	102,915
Unrealized appreciation on futures	96,156
Receivable for fund shares sold	19,450
Prepaid expenses and other assets	14,147
Total Assets	120,393,786

LIABILITIES:
Accrued advisory fees	70,282
Payable to related parties	44,746
Payable for fund shares redeemed	10,375
Accrued audit fees	10,046
Accrued legal fees	1,811
Accrued expenses and other liabilities	6,190
Total Liabilities	143,450
Net Assets	$120,250,336

NET ASSETS CONSIST OF:
Paid in capital	$34,221,447
Accumulated earnings	86,028,889
Net Assets	$120,250,336

Shares outstanding (unlimited number of shares authorized; no par value)	5,812,086

Net asset value, offering and redemption price per share ($120,250,336/5,812,086)	$20.69

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2025

Large Cap
Equity Fund
INVESTMENT INCOME:
Dividends	$740,524
Interest	28,759
Total investment income	769,283

EXPENSES:
Investment advisory fees	437,998
Legal fees	95,987
Administration and fund accounting fees	94,745
Transfer agency fees	24,420
Audit fees	12,564
Trustees’ fees	8,798
Registration and filing fees	8,543
Chief Compliance Officer fees	7,807
Printing expense	7,060
Custody fees	4,564
Insurance expense	3,515
Shareholder Service fees	3
Miscellaneous expenses	1,644
Total expenses	707,648

Less: Advisory fee waiver	(15,122)
Less: Voluntary reimbursement - legal fees (See Note 3)	(77,737)
Net expenses	614,789

Net investment income	154,494

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	278,291
Futures contracts	(3,759)
274,532

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(6,167,171)
Futures contracts	96,156
(6,071,015)

Net realized and unrealized loss on investments	(5,796,483)

Net decrease in net assets resulting from operations	$(5,641,989)

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

LARGE CAP EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2025	November 30, 2024
	(Unaudited)
FROM OPERATIONS:
Net investment income	$154,494	$243,275
Net realized gain from investment transactions	274,532	14,963,733
Net change in unrealized appreciation (depreciation)	(6,071,015)	22,773,863
Net increase (decrease) in net assets resulting from operations	(5,641,989)	37,980,871

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(13,985,030)	(16,891,475)

CAPITAL SHARE TRANSACTIONS (Note 5)	10,774,989	(8,724,616)

NET ASSETS:

Net increase (decrease) in net assets	(8,852,030)	12,364,780

Beginning of period	129,102,366	116,737,586

End of period	$120,250,336	$129,102,366

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

LARGE CAP EQUITY FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each year/period)

	For the Six
	Months Ended
	May 31, 2025		For the Year Ended November 30,
	(Unaudited)		2024		2023	2022	2021	2020
Net asset value, beginning of year/period	$24.21		$20.77		$20.73	$25.86	$23.48	$20.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.03		0.04		0.11	0.11	0.07	0.08
Net realized and unrealized gain (loss) on investments	(0.93)		6.41		2.19	(3.16)	4.74	4.44
Total from investment operations	(0.90)		6.45		2.30	(3.05)	4.81	4.52
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.04)		(0.12)		(0.12)	(0.07)	(0.10)	(0.08)
Distribution from net realized gains	(2.58)		(2.89)		(2.14)	(2.01)	(2.33)	(1.28)
Total distributions	(2.62)		(3.01)		(2.26)	(2.08)	(2.43)	(1.36)
Net asset value, end of year/period	$20.69		$24.21		$20.77	$20.73	$25.86	$23.48
Total return (2)	(4.35	)% (4)	36.44%		12.95%	(13.02)%	22.73%	23.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$120,250		$129,102		$116,738	$131,571	$170,626	$151,343
Ratios to average net assets:
Expenses, before waiver	1.04	% (3)*	1.10	% *	1.08%	1.02%	0.99%	1.02%
Expenses, after waiver	1.02	% (3)*	1.07	% *	1.08%	1.02%	0.99%	1.02%
Net investment income	0.26	% (3)	0.20%		0.56%	0.51%	0.31%	0.40%
Portfolio turnover rate	1	% (4)	3%		8%	7%	7%	5%

(1)	Net investment income per share is based on average shares outstanding during the year/period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Annualized for periods of less than one year.

(4)	Not annualized.

*	Includes voluntary reimbursement from the advisor for legal fees. Had the advisor not reimbursed legal expenses ratios wold have been as follows:

Expenses, before waiver	1.17%	1.14%
Expenses, after waiver	1.15%	1.11%

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2025

NOTE 1. ORGANIZATION

The North Country Funds (the “Trust”) was organized as a Massachusetts business trust on June 1, 2000, and registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified, management investment company on September 11, 2000. The Trust currently offers one series: the North Country Large Cap Equity Fund (the “Fund”). The Fund’s principal investment objective is to provide investors with long-term capital appreciation. The Fund commenced operations on March 1, 2001.

The Fund was initially organized on March 26, 1984 under New York law as a Collective Investment Trust sponsored by Glens Falls National Bank & Trust Company. Prior to its conversion to a regulated investment company (mutual fund), investor participation was limited to qualified employee benefit plans.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from these estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

level 2. Futures contracts are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value pursuant to the Fund’s fair value pricing policies and procedures, as approved by the Board (the “Valuation Policy”). Pursuant to the Valuation Policy, the fair value committee will take into account all relevant factors and circumstances in determining the fair value of a security, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the availability and use of data, reports or formulae produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; (viii) the size of the Fund’s holdings; (ix) the existence of any extraordinary event relating to the security; (x) changes in the market environment; and (xi) any other matters considered relevant. In the absence of readily available market quotations, or other observable inputs, securities valued at fair value pursuant to the Procedures would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Fund to meet its obligations may be affected by economic or political developments in a specific country or region.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, including assumptions used in determining the fair value of priced instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of inputs used as of May 31, 2025, in valuing the Fund’s assets carried at fair value.

Assets	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks **	$119,148,394	$—	$—	$119,148,394
Money Market Fund	889,971	—	—	889,971
Total Investments	$120,038,365	$—	$—	$120,038,365
Derivatives
Futures Contracts	96,156	—	—	96,156
Total Assets	$120,134,521	$—	$—	$120,134,521

*	The Fund did not hold any Level 3 investments during the period.

**	See Schedule of Investments for industry classifications.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2022, to November 30, 2024, or expected to be taken in the Fund’s November 30, 2025, year-end tax returns.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Fund did not incur any interest or penalties.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

During the fiscal year ended November 30, 2024, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended November 30, 2024, as follows:

Paid
In	Distributable
Capital	Earnings
$1,218,214	$(1,218,214)

Dividends and Distributions – The Fund will pay dividends from net investment income, if any, on an annual basis. The Fund will declare and pay distributions from net realized capital gains, if any, annually. Income and capital gain distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security Transactions and Investment Income – Securities transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement (the “Advisory Agreement”) with Advisors Preferred LLC (the “Adviser”) (North Country Investment Advisers, Inc. (the “Predecessor Adviser”) prior to February 27, 2025). Pursuant to the Advisory Agreement, the Adviser is responsible for formulating the Trust’s investment programs, making day-to-day investment decisions and engaging in portfolio transactions, subject to the authority of the Board of Trustees. Under the terms of the agreement, the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.70% (0.75% prior to February 27, 2025) of the average daily net assets of the Fund. For the six months ended May 31, 2025, the Adviser and the Predecessor Adviser received advisory fees of $208,606 and $229,392, respectively.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

For the period December 1, 2024 to February 26, 2025, the Predecessor Adviser waived a portion of its advisory fees, which reduced the 0.75% contractual fee rate by 0.05% to 0.70%. For the period ended May 31, 2025, the Predecessor Adviser waived $15,122 in advisory fees which are not recoupable.

The Adviser has contractually agreed to waive all or part of its sub-advisory fees and/or make payments to limit the expenses of the Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until February 26, 2027 so that the total annual operating expenses do not exceed 1.03% of the average daily net assets of the Fund.

Waivers and expense payments may be recouped by the Adviser to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. During the six months ended May 31, 2025, the Adviser did not waive any fees.

The Adviser and Predecessor Adviser voluntarily reimbursed legal fees associated with a transaction involving the Predecessor Adviser, the Fund and the Adviser. The amount of legal fees reimbursed by the Adviser and Predecessor Adviser for the six months ended May 31, 2025 amounted to $44,177 and $33,560, respectively which are not recoupable.

The Trust has entered into an Underwriting Agreement with Northern Lights Distributors, LLC (“the Distributor”) to serve as the principal underwriter for the Fund and distributor for the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provided a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund. Subsequently, the Adviser provides Chief Compliance Officer services as of May 22, 2025.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

Ceros Financial Services, Inc. (“Ceros”) is a registered broker/dealer and an affiliate of the Adviser. During the six months ended May 31, 2025, Ceros executed trades on behalf of the Fund and received $496 in trade commissions.

Certain officers and/or trustees of the Adviser are also officers/trustees of the Trust.

NOTE 4. RISKS

Futures Contracts – The Fund is subject to credit, currency, equity and interest rate risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Schedule of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. A Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the Schedule of Investments.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

NOTE 5. CAPITAL SHARE TRANSACTIONS

At May 31, 2025, there were an unlimited number of shares authorized with no par value.

Transactions in capital shares were as follows:

	For the Six Months		For the Year
	Ended		Ended
	May 31, 2025		November 30, 2024
	Shares	Amount	Shares	Amount
Shares sold	38,864	$811,397	64,296	$1,366,346
Shares issued for reinvestment of dividends	624,858	13,746,859	926,183	16,328,622
Shares redeemed	(183,792)	(3,783,267)	(1,280,096)	(26,419,584)
Net increase (decrease)	479,930	$10,774,989	(289,617)	$(8,724,616)

NOTE 6. INVESTMENTS

The cost of purchases and proceeds from the sales of securities, other than short-term investments, for the six months ended May 31, 2025, amounted to $1,520,213 and $3,567,117, respectively.

NOTE 7. OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

The Fund’s policy is to recognize a gross asset or liability equal to the unrealized appreciation/(depreciation) on futures contracts. During the six months ended May 31, 2025, the Fund was subject to a master netting arrangement. The following table shows additional information regarding the offsetting of assets and liabilities at May 31, 2025:

Gross Amounts Not Offset in
the Statement of Assets &
Assets:				Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets or
	Presented in the	Offset in the	Liabilities Presented in the		Cash Collateral
	Statement of Assets &	Statement of Assets	Statement of Assets &	Financial	(Received) or
Description	Liabilities	& Liabilities	Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$96,156	$—	$96,156	$—	$—	$96,156
Total	$96,156	$—	$96,156	$—	$—	$96,156

The Fund uses derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with the derivative instruments, see Note 4.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of May 31, 2025:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Futures Contracts	Unrealized appreciation on futures contracts

A summary of the fair value by primary risk exposure as of May 31, 2025, was as follows:

Asset Derivatives
Derivative Investment Type	Equity Risk	Interest Rate Risk	Total
Futures Contracts	$90,063	$6,093	$96,156

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended May 31, 2025:

Derivative Investment Type	Location of Gain/Loss on Derivative
Futures Contracts	Net realized gain (loss) from futures contracts
Net change in unrealized appreciation on futures contracts

The following is a summary of the Fund’s realized gain (loss) and unrealized appreciation/(depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended May 31, 2025:

Net realized loss on derivatives recognized in the Statement of Operations

Derivative Investment Type		Interest Risk	Total
Futures Contracts		$(3,759)	$(3,759)
Changes in unrealized appreciation on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Interest Risk	Total
Futures Contracts	$90,063	$6,093	$96,156

The derivative instruments outstanding as of May 31, 2025, as disclosed in the Schedule of Investments and in the Notes to Financial Statements and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

NOTE 8. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its gross unrealized appreciation and depreciation at May 31, 2025, were as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$34,522,859	$85,619,105	$(103,599)	$85,515,506

NOTE 9. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended November 30, 2024, and fiscal year ended November 30, 2023, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2024	November 30, 2023
Ordinary Income	$730,479	$732,450
Long-Term Capital Gain	16,160,996	13,589,680
Return of Capital	—	—
	$16,891,475	$14,322,130

As of November 30, 2024, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$854,490	$13,118,741	$—	$—	$—	$91,682,677	$105,655,908

The difference between book basis and tax basis unrealized appreciation/(depreciation) from investments is primarily attributable to the adjustments for C-Corporation return of capital distributions.

NOTE 10. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of May 31, 2025, Arrow Financial Corporation, an account holding shares for the benefit of others in nominee name, held approximately 92% of the voting securities of the Fund.

NOTE 11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no events requiring additional adjustment or disclosure in the financial statements.

THE NORTH COUNTRY FUNDS

ADDITIONAL INFORMATION (Unaudited)
May 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

A Special Meeting of Shareholders of The North Country Large Cap Equity Fund (the “Fund”) was held on February 26, 2025, with respect to the following:

To approve an investment advisory agreement between the Fund and a new investment adviser, Advisors Preferred LLC. The votes cast for the new investment advisory agreement were as follows:

For	Against	Abstain
3,074,726.925	9,011.342	14,922.706

To elect the proposed nominees for the Board of Trustee of The North Country Funds. The votes cast for each Trustee were as follows:

Proposed Trustee	Shares Voted For	Shares Withheld for Each Trustee
Charles R. Ranson	3,112,115.442	14,100.758
Felix Rivera	3,112,115.442	14,100.758
David M. Feldman	3,112,115.442	14,100.758
Brian S. Humphrey	3,112,115.442	14,100.758
Catherine Ayers-Rigsby	3,112,115.442	14,100.758

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

Approval of Investment Advisory Agreement

At a Board meeting held on January 2, 2025 (the “Meeting”), the Trustees of The North Country Funds (the “Board” or “Trustees”) unanimously approved a new investment advisory agreement (the “New Advisory Agreement”) between Advisors Preferred LLC (“Advisors Preferred”) and The North Country Funds with respect to The North Country Large Cap Equity Fund, (the “Fund”). Over the course of the Meeting and during discussions held on November 18, 2024, November 22, 2024, November 26, 2024 and December 6, 2024, the Trustees discussed and evaluated the New Advisory Agreement, taking into consideration Advisors Preferred’s capability to provide advisory services to the Fund. Representatives of Advisors Preferred attended the Meeting at the Trustees’ request to discuss the New Advisory Agreement and the services Advisors Preferred will provide to the Fund, and to answer questions from the Trustees. Fund counsel discussed with the Trustees their fiduciary responsibility to shareholders and a variety of factors they might wish to consider in their deliberations. Prior to the Meeting, Advisors Preferred provided the Board with a number of written materials, including information relating to: (a) the terms of the New Advisory Agreement and fee arrangements with the Fund; (b) Advisors Preferred’s management and investment personnel; (c) the financial condition, stability and profitability

THE NORTH COUNTRY FUNDS

ADDITIONAL INFORMATION (Unaudited)(Continued)
May 31, 2025

of Advisors Preferred; (d) data comparing the Fund’s fees and operating expenses with those of a group of mutual funds with similar investment objectives that Advisors Preferred determined were similar enough in size to the Fund; and (e) performance information for accounts managed by the portfolio manager Advisors Preferred proposed for the Fund. In addition, the Board engaged in discussions with representatives of the Fund’s current investment adviser and consulted with independent counsel and the Fund’s Chief Compliance Officer (the “CCO”).

In their deliberations, the Board did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to the approval of the New Advisory Agreement:

Nature, Extent and Quality of Services. In considering the approval of the New Advisory Agreement the Board considered the nature, extent and quality of services that Advisors Preferred will provide to the Fund. They considered the terms of the New Advisory Agreement and received and considered information provided by management that described, among other matters:

●	the nature and scope of the advisory services to be provided to the Fund and information regarding the number, experience, qualifications and adequacy of the personnel providing those services,

●	the investment program to be used by Advisors Preferred and the experience of the portfolio manager assigned to perform portfolio management services for the Fund,

●	Advisors Preferred’s team of individuals that primarily monitor and execute the investment and administration process in support of the Fund’s operations.

●	possible fall-out benefits and potential conflicts of interest,

●	anticipated brokerage practices,

●	the compliance functions of Advisors Preferred, and

●	the financial resources of Advisors Preferred.

The Trustees also took into account information concerning the investment processes to be used by Advisors Preferred in managing the Fund. The Board considered, among other matters, that Advisors Preferred will provide the Fund with office space and personnel, and will assist the Fund in selecting and coordinating the activities of the other agents engaged by the Fund, including the Fund’s shareholder servicing agent, custodian, administrator, independent auditors and legal counsel. They also considered that Advisors Preferred will pay all salaries, expenses and fees of the officers, trustees and employees of the Fund who are officers, directors, members or employees of Advisors Preferred. They also took into account the compliance and operational functions of Advisors Preferred. The Board noted that it had received a certification from Advisors Preferred certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that Advisors Preferred has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. The Board noted that the CCO provided them with a summary of Advisors Preferred’s compliance program and stated his belief that the program is reasonably designed to prevent violations of the applicable federal securities laws.

THE NORTH COUNTRY FUNDS

ADDITIONAL INFORMATION (Unaudited)(Continued)
May 31, 2025

The Board considered Advisors Preferred’s financial resources. The Board reviewed financial statements provided by Advisors Preferred. The Board noted that Advisors Preferred had approximately $1.7 billion in total assets under management in 21 mutual funds as of August 20, 2024. The Trustees concluded that Advisors Preferred has sufficient financial strength to perform as adviser and meet its obligations under the New Advisory Agreement and proposed expense limitation agreement.

The Board concluded, within the context of their overall conclusions regarding the New Advisory Agreement, that the scope of the services to be provided to the Fund under the New Advisory Agreement was consistent with the Fund’s operational requirements; that Advisors Preferred has the capabilities, resources and personnel necessary to provide the advisory services required by the Fund; and that, overall, the nature, extent and quality of the services to be provided by Advisors Preferred to the Fund were sufficient to warrant approval of the New Advisory Agreement.

Performance of the Proposed Adviser. The Board reviewed performance information provided by Advisors Preferred including certain past performance of accounts managed by the portfolio manager Advisors Preferred proposed for the Fund (“Comparative Accounts”). The Board noted that, although Advisors Preferred does not advise any other funds or accounts with investment strategies substantially similar to the Fund’s, the Comparative Accounts include separately managed accounts with a strategy comparable to that of the Fund. The Board concluded, within the context of the Trustees’ overall conclusions regarding the New Advisory Agreement, that the performance history of the Comparative Accounts was sufficient for approval of the New Advisory Agreement.

Fees and Other Expenses. The Board considered the advisory fee paid by the Fund under its current investment advisory agreement and the proposed fee to be paid by the Fund to Advisors Preferred under the New Advisory Agreement. The Board also considered the Fund’s current and anticipated “other expenses” and total expenses. The Board considered that the advisory fee rate at which Advisors Preferred will be compensated by the Fund pursuant to the New Advisory Agreement will be 0.05% lower than the existing contractual advisory fee payable by the Fund to its existing adviser and that Advisors Preferred agreed to limit the Fund’s total annual fund operating expenses (exclusive of certain excluded expenses) to 1.03% for a minimum of two-years (the “Proposed Expense Limitation Agreement”). The Board noted that the overall operating expenses of the Fund were expected to be lower following the approval of the New Advisory Agreement and the Proposed Expense Limitation Agreement.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the New Advisory Agreement, that the fees and expenses to be charged represented reasonable compensation to Advisors Preferred in light of the services to be provided to the Fund.

Cost of Services and Profitability. The Board considered the cost of services to be provided by Advisors Preferred and the anticipated profitability to Advisors Preferred of its advisory arrangement with the Fund. The Trustees recognized that Advisors Preferred should, in the abstract, be entitled to earn a reasonable level of profit for the services provided and to be provided to the Fund, and that it is difficult to make comparisons of profitability from advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types and sizes of funds it manages, its business mix, numerous assumptions about cost allocations, capital structure and cost of capital.

The Board considered that the expected profitability to Advisors Preferred under the New Advisory Agreement was not excessive and supported the approval of the New Advisory Agreement. The Trustees also noted favorably that the Proposed Expense Limitation Agreement to be provided by Advisors Preferred would be in place for at least two years.

THE NORTH COUNTRY FUNDS

ADDITIONAL INFORMATION (Unaudited)(Continued)
May 31, 2025

Economies of Scale. The Board considered the extent to which Advisors Preferred may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees considered that the Fund did not have any breakpoints in its fee arrangement with Advisors Preferred. The Trustees also noted the Fund’s current assets and concluded that the Fund’s overall fee arrangement represents an appropriate sharing at the present time between Fund shareholders and Advisors Preferred of any economies of scale or other efficiencies in the management of the Fund.

Fallout Benefits. The Board considered information regarding the direct and indirect benefits to Advisors Preferred from its relationship with the Fund, including reputational and other “fall out” benefits. The Board considered the receipt of these benefits in light of Advisor Preferred’s estimated profitability, and concluded that such benefits were not excessive.

Conclusion. Based on all of the information considered and the conclusions reached, the Board concluded that the approval of the New Advisory Agreement was in the best interests of shareholders of the Fund and should be approved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) North Country Funds

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	7/18/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	7/18/25

By (Signature and Title)

/s/ Christine Casares
Christine Casares, Principal Financial Officer/Treasurer

Date	7/18/25